Subsidiaries (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Jun. 30, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)	Jun. 30, 2023 AUD ($)	Dec. 31, 2022 AUD ($)
Nyxoah Ltd
Subsidiaries:
Percentage of share capital held		100.00%	100.00%
Share capital of subsidiary | ₪		₪ 1.00	₪ 1.00
Nyxoah Pty Ltd
Subsidiaries:
Percentage of share capital held		100.00%	100.00%
Share capital of subsidiary				$ 100	$ 100
Nyxoah Inc
Subsidiaries:
Percentage of share capital held	100.00%
Share capital of subsidiary	$ 1.00